Taxation - Expected expiration of tax losses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 77,047		$ 77,461
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 48,021		$ 49,893
Less than 1 year
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,041		375
Between 1 and 5 years
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	682		1,318
5 years and later
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 75,324		$ 75,768